Assets and Liabilities Held For Sale (Details) (Navachab [Member], USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 T	Dec. 31, 2012 oz
Navachab [Member]
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Trade and other receivables	$ 5
Inventories	57
Property, plant and equipment	66
Goodwill and other intangibles	2
Trade and other payables	(10)
Long-term debt	(15)
Deferred taxation	(24)
Provision for environmental rehabilitation	(6)
Total	$ 75
Disposal Group, Including Discontinued Operation, Additional Disclosures [Abstract]
Additional mine information	The Navachab gold mine is situated close to Karibib, about 170 kilometres northwest of the Namibian capital, Windhoek.
Plant capacity (tons per month)	120,000
Ounces produced (ounces)		74,000